shark13f33112						shark13f33112
13F-HR
3/31/12
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 28-10744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears May 14, 2012

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    164218

                                                         FORM 13F INFORMATION TABLE
                             TITLE OF                      VALUE      SHARES/ SH/PUT/  INVSTMT  OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS             	 CUSIP    x ($1000)   PRN AMT PRN CALL DISCRETN MANAGERS SOLE   SHARED   NONE
  --------------------       ------------       --------  -------   ------- -------- -------- --------  ------  ------ -----
ALLIANT TECHSYSTEMS INC	     COM	        018804104   1952	38941	SH	Sole	0	38941	0	0
AMAZON COM INC	             COM	        023135106   4050	20000	PUT	Sole	0	0	0	0
AMERICAN CAMPUS CMNTYS IN    COM	        024835100    622	13900	CALL	Sole	0	0	0	0
AMKOR TECHNOLOGY INC	     COM	        031652100   1252	203697	SH	Sole	0	203697	0	0
APPLE INC	             COM	        037833100   2998	5000	SH	Sole	0	5000	0	0
AVON PRODS INC               COM	        054303102   2420	125000	SH	Sole	0	125000	0	0
AVON PRODS INC	             COM	        054303102   9680	500000	CALL	Sole	0	0	0	0
BED BATH & BEYOND INC	 COM	            075896100   3415	    51925   SH	    Sole    0	    51925   0	    0
CA INC	                     COM	        12673P105   1400	50803	SH	Sole	0	50803	0	0
CABOT CORP	             COM	        127055101   2003	46936	SH	Sole	0	46936	0	0
CAMPBELL SOUP CO	     COM	        134429109   3385	100000	SH	Sole	0	100000	0	0
CISCO SYS INC	             COM	        17275R102   2442	115473	SH	Sole	0	115473	0	0
CREDIT SUISSE NASSAU BRH VIX SHT TRM FT  	22542D761    255	35272	SH	Sole	0	35272	0	0
DIGITAL RLTY TR INC	     COM	        253868103   8137	110000	CALL	Sole	0	0	0	0
DIODES INC	             COM	        254543101    911	39292	SH	Sole	0	39292	0	0
EMERSON ELEC CO	             COM	        291011104   1920	36789	SH	Sole	0	36789	0	0
FLOWSERVE CORP	             COM	        34354P105   1912	16549	SH	Sole	0	16549	0	0
GENERAL DYNAMICS CORP	     COM	        369550108   1468	20000	SH	Sole	0	20000	0	0
HASBRO INC	             COM	        418056107   2196	59808	SH	Sole	0	59808	0	0
ISHARES TR	             DJ US REAL EST	464287739  26789	430000	SH	Sole	0	430000	0	0
ISHARES TR	             RUSSELL 2000	464287655   8964	108244	SH	Sole	0	108244	0	0
JDA SOFTWARE GROUP INC	     COM	        46612K108   1539	56000	SH	Sole	0	56000	0	0
JOHNSON & JOHNSON	         COM	            478160104   4747	    71964   SH	    Sole   0	    71964   0	    0
L-3 COMMUNICATIONS HLDGS INC COM	        502424104   2075	29326	SH	Sole	0	29326	0	0
MENTOR GRAPHICS CORP	     COM	        587200106    594	40000	SH	Sole	0	40000	0	0
MERITOR INC	             COM	        59001K100   1330	164841	SH	Sole	0	164841	0	0
METLIFE INC 	             COM	        59156R108   3593	96203	SH	Sole	0	96203	0	0
MOLSON COORS BREWING CO	     CL B	        60871R209   4543	100406	SH	Sole	0	100406	0	0
NASDAQ OMX GROUP INC	     COM	        631103108   1918	74036	SH	Sole	0	74036	0	0
NEUTRAL TANDEM INC	     COM	        64128B108   2496	204754	SH	Sole	0	204754	0	0
NEUTRAL TANDEM INC	     COM	        64128B108   1503	123300	CALL	Sole	0	0	0	0
ORACLE CORP	             COM	        68389X105   2624	90000	SH	Sole	0	90000	0	0
OSHKOSH CORP	             COM	        688239201   2725	117620	SH	Sole	0	117620	0	0
PALL CORP	             COM	        696429307   1660	27833	SH	Sole	0	27833	0	0
PEPSICO INC 	             COM	        713448108   6236	93988	SH	Sole	0	93988	0	0
ROCK-TENN CO	             CL A	        772739207   2064	30556	SH	Sole	0	30556	0	0
SCHULMAN A INC	             COM	        808194104   2094	77500	SH	Sole	0	77500	0	0
SPDR GOLD TRUST	             GOLD SHS	        78463V107   2432	15000	SH	Sole	0	15000	0	0
SPDR S&P 500 ETF TR	         TR UNIT	    78462F103   5225	    37110   SH	     Sole   0	    37110   0	    0
STAPLES INC	             COM	        855030102   3080	190228	SH	Sole	0	190228	0	0
SYMANTEC CORP	             COM	        871503108   6207	331922	SH	Sole	0	331922	0	0
TE CONNECTIVITY LTD	     REG SHS	        H84989104   2370	64493	SH	Sole	0	64493	0	0
TECH DATA CORP	             COM	        878237106   3256	60000	SH	Sole	0	60000	0	0
TELLABS INC	             COM	        879664100   2304	568830	SH	Sole	0	568830	0	0
THERMO FISHER SCIENTIFIC INC COM	        883556102   3965	70332	SH	Sole	0	70332	0	0
VALEANT PHARMACEUTICALS INTL COM	        91911K102   2685	50000	PUT	Sole	0	0	0	0
VALERO ENERGY CORP NEW	     COM	        91913Y100   2782	107961	SH	Sole	0	107961	0	0





S REPORT SUMMARY             47 DATA RECORDS                164218  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED






13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       3/31/12
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             47
               Total Records   			47
               Total Omitted                    0
Report Market Value x($1000)                	164218
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value